Filed pursuant to Rule 497(e)

Registration No. 033-48907

BMO FUNDS, INC.

BMO Conservative Allocation Fund

BMO Moderate Allocation Fund

BMO Balanced Allocation Fund

BMO Growth Allocation Fund

BMO Aggressive Allocation Fund

Supplement dated August 25, 2015 to the Prospectus dated December 29, 2014, as supplemented February 6, 2015.

Effective August 25, 2015, the information in the Prospectus under “Fund Summary – Management of the Fund – Portfolio Managers” for each of the BMO Conservative Allocation, BMO Moderate Allocation, BMO Balanced Allocation, BMO Growth Allocation, and BMO Aggressive Allocation Funds is replaced with the following:

Portfolio Managers. Sandy Lincoln, Alan W. Schwartz, Lowell Yura, Brent Schutte, and Jon Adams are co-portfolio managers of the Fund. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008 and has been a portfolio manager of the Fund since its inception in 2014. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has been a portfolio manager of the Fund since its inception in 2014. Mr. Schwartz has been part of the portfolio management team for the Collective Fund since its inception in 1994. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has been a portfolio manager of the Fund since December 2014. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Schutte, Senior Portfolio Manager of the Adviser, has over 20 years’ experience in the investment industry and joined the Adviser in 2012. He has managed the Fund since August 2015. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate, BMO Harris Bank N.A. Mr. Adams, Senior Investment Strategist and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has managed the Fund since August 2015. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Effective December 31, 2015, Sandy Lincoln will relinquish his duties as a portfolio manager of the Fund. Mr. Lincoln has managed the Fund since its inception in 2014.

Effective August 25, 2015, the information under “BMO Funds Information – Portfolio Managers” is replaced with the following:

Portfolio Managers. Sandy Lincoln, Alan W. Schwartz, Lowell Yura, Brent Schutte, and Jon Adams are co-portfolio managers of the Funds. All members of the team share investment decision making responsibilities with respect to the Funds. Mr. Lincoln, Chief Market Strategist and Senior Vice President of the Adviser, joined the Adviser in 2008 and has managed the Funds since their inception in 2014. Mr. Schwartz, Director of Asset Allocation Strategies and Senior Vice President of the Adviser, joined the Adviser in 1981 and has co-managed the Funds since their inception in 2014. Mr. Schwartz has been part of the portfolio management team for the Collective Funds since their inception in 1994. Mr. Yura, Head of Multi-Asset Solutions at the Adviser, joined the Adviser in 2014 and has managed the Funds since December 2014. He is a CFA Charterholder. Prior to 2014, Mr. Yura was Head Strategist, Americas and U.K. and a Managing Director at UBS Global Asset Management and held various positions there since 2003. Mr. Schutte, Senior Portfolio Manager of the Adviser, has over 20 years’ experience in the investment industry and joined the Adviser in 2012. He has managed the Funds since August 2015. He is a CFA Charterholder. Previously, Mr. Schutte was a portfolio manager with the Adviser’s affiliate, BMO Harris Bank N.A. Mr. Adams, Senior Investment Strategist

and Portfolio Manager of the Adviser, joined the Adviser in 2015 and has managed the Funds since August 2015. He is a CFA Charterholder. Previously, Mr. Adams was a portfolio manager with UBS Global Asset Management from 2003 to 2015.

Effective December 31, 2015, Sandy Lincoln will relinquish his duties as a portfolio manager of the Funds. Mr. Lincoln has managed the Funds since their inception in 2014.

The Funds’ SAI provides additional information about the portfolio managers, including other accounts they manage, their ownership of Fund shares, and their compensation.

Thank you for your investment in the BMO Funds. Please contact BMO Funds U.S. Services at 1-800-236-FUND for additional information.

Please retain this supplement with your Prospectus for future reference.